FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 135,022	$ 208,992
Current liabilities	21,418	10,096
Accounts payable and accrued liabilities	$ 21,418	$ 9,805
Decrease in interest rate generated on cash	0.01
Reduction in interest income due to interest rate decline	$ 1,145
Interest rate risk, term	1 year